Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2014
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income in fiscal 2012, 2013 and 2014 consist of the following:

	Millions of yen
	2012	2013	2014
Life insurance premiums	¥116,836	¥130,187	¥145,464
Life insurance related investment income	10,071	8,539	9,942

	¥126,907	¥138,726	¥155,406